As filed with the Securities and Exchange Commission on January 26, 2001

                                               Securities Act File No. 333-80993
                                        Investment Company Act File No. 811-9393
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                           Pre-Effective Amendment No.


                         Post Effective Amendment No. 9
                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]


                                Amendment No. 12
                        (Check appropriate box or boxes)


                          TRUST FOR INVESTMENT MANAGERS
               (Exact Name of Registrant as Specified in Charter)

                              2020 E. Financial Way
                                    Suite 100
                               Glendora, CA 91741

               Registrant's Telephone Number, including Area Code:
                                 (626) 852-1033

                              Michael Glazer, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             555 South Flower Street
                       Los Angeles, California 90071-2371
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


     [ ]  Immediately upon filing pursuant to paragraph (b)
     [X]  On January 29, 2001 pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  On ___________ pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  On ___________ pursuant to paragraph (a)(2) of Rule 485


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                  STOCKJUNGLE.COM* COMMUNITY INTELLIGENCE FUND


                                   PROSPECTUS
                                JANUARY 29, 2001


This Prospectus and the accompanying Statement of Additional Information describe the StockJungle.com Community Intelligence Fund (the "Fund"). The Fund is an investment portfolio of the Trust for Investment Managers, and is managed by StockJungle.com Advisors, Inc. (the "Adviser").

The Fund is designed and created primarily for investment by on-line investors. To keep costs to a minimum, we ask shareholders to accept all information about the Fund through access to the StockJungle.com website and electronic delivery. By investing in the Fund, shareholders consent to such delivery. However, the Fund will deliver paper-based documents upon request by shareholders and reserves the right to deliver paper-based documents at no cost to the investor.

StockJungle.com, Inc. provides investors and public visitors the ability to access information and features exclusively via its website, located at http://www.stockjungle.com. To provide investors a more complete and educational mutual fund investment experience, the Adviser intends to fully disclose all mutual fund holdings and activities, to the extent practical, on the StockJungle.com website. The Adviser reserves the right to alter this policy at any time.

*"StockJungle.com" is a trademark and the exclusive property of StockJungle.com, Inc., the parent to the Adviser. StockJungle.com, Inc. is an Internet-based company which offers a wide array of web-based services and information to visitors to the StockJungle.com website.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Risk/Return Summary
Performance
Fees and Expenses
Investment Strategies
Main Risks
Management
Shareholder Information
Pricing of Fund Shares
Dividends and Distributions
Tax Status
Shareholder Servicing Plan
Financial Highlights
For More Information

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RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser uses the StockJungle.com Community Site as the sole source of potential investments for the Fund. The Community Site is a rated community of stock-pickers maintained by the Adviser's parent company, StockJungle.com, Inc. Visitors may recommend companies on the Community Site that the Adviser then researches and analyzes to determine the companies' potential for capital appreciation.

The Adviser analyzes potential investments using a "bottom-up" method (I.E., on a company-by-company basis rather than on analysis of broader factors related to the economy and the outlook for various industries). The Fund normally will be fully invested (subject to liquidity needs) in a diversified portfolio of equity securities of U.S. companies.

The Fund invests in companies with market capitalizations of at least $100 million at the time of purchase and favorable growth prospects. The Adviser selects portfolio securities for the Fund solely from a pool of equity investment opportunities which are (i) recommended to StockJungle.com, Inc. by visitors to its website, (ii) researched by the Adviser and analyzed to determine their potential for capital appreciation, and (iii) if deemed acceptable by the Adviser, selected for investment by the Fund.



PRINCIPAL INVESTMENT RISKS

RISK OF LOSS. The loss of money is a risk of investing in the Fund.

MARKET RISK. The net asset value of the Fund fluctuates based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of equity securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

TECHNOLOGY SECTOR RISK. The Fund currently invests a significant portion of its total assets in companies in various technology industries and may do so in the future. Market or economic factors impacting technology companies could have a major effect on the value of the Fund's investments. Stock prices of technology companies are particularly vulnerable to rapid changes in product cycles, government regulation, high personnel turnover and shortages of skilled employees, product development problems, and aggressive pricing and other forms of competition. In addition, technology stocks, especially those of smaller, less seasoned companies, tend to have high price/earning ratios and to be more volatile than the overall market.

INVESTMENT IN SMALL AND MID-SIZE COMPANIES. Companies identified by the Adviser as relatively new leaders in smaller and less established industries may include issuers with small or mid-sized capital structures (generally a market capitalization of $5 billion or less). Consequently, the Fund may be subject to the additional risks associated with investment in these companies. The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. Accordingly, if the value of the securities of small or mid-capitalization companies held in the Fund's portfolio decline, the Fund may be adversely affected and you could lose money on your investment.

INVESTMENT IN NEW AND UNSEASONED COMPANIES. Companies which are relatively new and unseasoned and in their early stages of development may not be well known to the investing public or have significant institutional ownership. They may lack depth of management and may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, these companies may be developing or marketing new products or services for which markets are not yet established and may never become established. Finally, new and unseasoned companies may have relatively small revenues and limited product lines, markets, or financial resources; their securities are often traded over-the-counter or on a regional exchange and may trade less frequently and in more limited volume than those of larger, more mature companies. When making larger sales, the Fund may have to sell securities at discounts from quoted prices or may have to make a series of small sales over an extended period of time. As a result, the market prices of these securities may be more subject to volatile fluctuations than those of more mature issuers. Such fluctuations could have an adverse effect on the net asset value of the Fund and your investment.



RELIANCE ON COMMUNITY INTELLIGENCE. The effectiveness of the Fund's investment strategies is directly contingent upon widespread participation by visitors to the Community Site and the Adviser's ability to select investments from the pool recommended by visitors to the Community Site. There are no assurances that visitors to the Community Site will participate or that the Adviser will be able to select profitable investment opportunities from the pool recommended by visitors to the Community Site.

RISKS ASSOCIATED WITH WEBSITE. Since the Adviser intends to post updates of the Fund's holdings and completed trading activity in real time, to the extent practicable, there is a risk that certain investors may attempt to use such information to the detriment of the Fund. In addition, the Community Site may attract visitors seeking to use the website to influence the market price of a particular security. Widespread network failure of the Internet and/or the World Wide Web ("WWW") could result in delays or interruptions which could, in turn, delay or prevent persons from posting investment recommendations to be submitted to the Adviser for analysis and selection for investment by the Fund.

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                                   PERFORMANCE


The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund's total return for the last calendar year. The table shows the Fund's average return for the same period compared with a broad-based market index. This past performance will not necessarily continue in the future.

CALENDAR YEAR TOTAL RETURN

2000: -1.69%

During the period shown in the bar chart, the Fund's highest quarterly return was 36.91% for the quarter ended March 31, 2000 and the lowest quarterly return was -28.10% for the quarter ended December 31, 2000.

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                               Since Inception
                                            One Year         (November 17, 1999)
                                            --------         -------------------
Community Intelligence Fund                   -1.69%                9.59%
S&P 500 Index*                               -10.11                -5.73

----------
* The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large sized U.S. companies.


                                FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases                          None
Redemption fee (as a percentage of amount redeemed)*                      1.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fee                                                            1.00%
12b-1 Fees                                                                None
Other Expenses                                                            4.61%
                                                                         -----
Total Annual Fund Operating Expenses                                      5.61%
Fee Reduction and/or Expense Reimbursement**                             (4.16%)
                                                                         -----
Net Expenses                                                              1.45%
                                                                         =====

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*    The redemption fee applies only to those shares that you held for ninety days or less. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.
** The Adviser charged the predecessor of the Fund an all-inclusive 1.00% Management Fee and paid all of the expenses of the Fund (other than brokerage commissions and extraordinary costs). The Fund's current Investment Advisory Agreement, which became effective on November 7, 2000, requires the Fund to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 1.45% for the term of the Agreement (currently through October 16, 2002).


EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                    One Year ......................  $  148
                    Three Years ...................  $1,302
                    Five Years ....................  $2,443
                    Ten Years .....................  $5,234


                              INVESTMENT STRATEGIES

StockJungle.com, Inc., the Adviser's corporate parent, has established a website on the Internet at http://www.stockjungle.com. One section of the website has been designated by StockJungle.com as a community forum (the "Community Site") in which visitors to the website (whether or not they are shareholders of the Fund) can suggest investment opportunities and ideas. Visitors can create screen names and actively manage virtual stock portfolios by submitting stock recommendations with explanations of the reasons for their stock picks, and can also view stock picks and explanations written by others. The Community Site is a rated forum in that StockJungle.com, Inc. tracks the performance of visitors' virtual stock portfolios over time using a quantitative process, and provides cash rewards to those visitors with the highest rated portfolios. The Community Site also allows visitors to communicate with other visitors through a message board format.

StockJungle.com, Inc. forwards the visitor recommendations posted in the community forum to the Adviser for consideration as possible investments by the Fund. The Adviser believes that a vast amount of knowledge and experience exists among the visitors to the StockJungle.com website, and that by using the Community Site, the Adviser has a greater breadth of investment ideas for the Fund's portfolio. The Adviser analyzes each recommendation presented using quantitative analysis (based on such factors as price-to-earnings ratio and earnings per share) in order to determine whether a recommendation suggests a security that is consistent with the Fund's investment objective and strategy. The Adviser, in its sole discretion, determines whether and to what extent the stock of any company should be purchased or sold by the Fund.

The material investment strategies of the Fund are described below. Additional information regarding these investment strategies can be found in the Statement of Additional Information ("SAI").

The Fund invests, under normal conditions, at least 80% of its assets in a diversified portfolio of the common stocks and other equity securities of those U.S. companies that have market capitalizations of at least $100 million at the time of purchase. There is no upper limit on such market capitalizations, which may exceed $100 billion. These may include the securities of companies which are new and unseasoned, in which the Fund invests pursuant to an initial public offering or otherwise, where the Adviser believes that the opportunity for rapid growth is above average. The Fund currently invests a significant portion of its total assets in companies in various technology industries and may do so in the future.

The Adviser applies quantitative measures of value by screening certain financial indicators such as price-to-earnings ratio, return on equity, and cash flow using proprietary quantitative techniques. In assessing the strength of a company's competitive position, the Adviser considers publicly available information about such factors as technology leadership, market share, rights to patents and other intellectual property, strength of management, marketing prowess and product development capabilities. The Adviser assesses companies' long-term growth prospects based on the qualitative analysis of the companies' business models.

The Adviser generally maintains its position in a company's stock without regard to day-to-day fluctuations in the market. However, the Adviser frequently re-evaluates portfolio holdings, as it deems necessary, and typically sells a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals (E.G., decreases in cash flow, change in management, publication of earnings warnings or poor performance relative to its industry peers).


Although it is not currently a principal aspect of the Fund's investment strategy, the Fund is also authorized with respect to 20% of its portfolio to make short sales of securities. In addition, for liquidity purposes or pending the purchase of investments in accordance with its policies, the Fund may, from time to time, invest a portion of the Fund's assets in U.S. Government securities, money market instruments or equity derivative instruments such as SPDR's, QQQ's or Diamonds. When the Fund is making such investments, it may not achieve its investment objective.


PORTFOLIO TURNOVER. The frequency of the Fund's portfolio transactions will vary from year to year. The Fund's investment policies may lead to frequent changes in investments and the Fund's portfolio turnover rate may be significantly higher than that of most other mutual funds. These transactions may also result in realization of taxable capital gains, much or all of which are short-term capital gains subject to federal and state taxation as ordinary income and not eligible for favored long-term capital gains tax treatment. Higher portfolio turnover rates resulting from actively trading portfolio securities will generally result in higher transaction costs, including brokerage commissions, and may adversely effect the Fund's performance. The Fund expects that its annual portfolio turnover rate may exceed 200%.

                                   MAIN RISKS

The material risks of investing in the Fund as described below are in addition to the principal risks described above. Additional information regarding these risks can be found in the SAI.

INVESTING IN MUTUAL FUNDS. All mutual funds carry risk. You may lose money on your investment in the Fund. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no assurance exists that the Fund's investment objective will be achieved. In addition, you should be aware that the Adviser had no substantial experience in serving as an investment adviser to a mutual fund prior to serving as the Adviser to the Fund.



RELIANCE ON RECOMMENDATIONS. The effectiveness of the Fund's investment strategy depends on the ongoing participation by visitors to the Community Site and the submission of bona-fide potential investments for the Fund. There are no assurances that the Community Site will continue to attract such participation.

SHORT SALES. Although it is not currently a principal investment technique, the Fund may take short positions in securities. A short sale is the sale by the Fund of a security which has been borrowed from a third party in the expectation that the market price will drop. If the price drops, the Fund will make a profit by purchasing the security in the open market at a lower price. If the price rises, the Fund may have to cover its short position at a higher price, resulting in a loss. A short sale may be covered or uncovered. In a covered short sale, the Fund either borrows and sells the securities it already owns, or deposits in a segregated account liquid assets equal to the difference between the market value of the securities and the short sales price. Use of short sales is a speculative investment technique that has potentially unlimited risk of loss. Investment via short positions presents the risk that if the stock markets move against the short position, the Fund will be more susceptible to a sudden and significant decline in the net asset value of the Fund.

NEWLY ORGANIZED FUND AND ADVISER. The Fund, as well as the Adviser and its parent corporation's StockJungle.com website, are newly organized and are designed and created primarily for on-line investors. Although the Fund and the Adviser believe that investors' ability to access information and features via the website will provide investors a more complete and educational mutual fund experience than is generally available, this is a relatively new approach to mutual fund investing which is still evolving. The Fund commenced operations on its tax-free acquisition, in November2000, of the assets and liabilities of the corresponding series of StockJungle.com Trust, a registered investment company for which the Adviser served as investment adviser, and which had the same investment objective, policies and strategies as the Fund. In April 2000, StockJungle.com Trust terminated operation of its S&P 500 Index Fund series, which did not attract sufficient investors to effectively track the performance of the S&P 500 Index. In addition, in January 2001, the Trust terminated operation of its StockJungle.com Market Leaders Fund and StockJungle.com Pure Play Internet Fund because neither Fund had attracted sufficient investors to appropriately diversify its holdings or operate at a reasonable expense ratio. The Adviser has indicated that its parent corporation is committed to provide sufficient capital to the Adviser to permit the Adviser to fulfill its obligations (including its expense reimbursement obligations) to the Fund; that its parent corporation currently has sufficient assets to ensure that it can continue to provide any necessary additional capital through at least December 31, 2001; and that its Advisor can continue to do so for at least another four years. However, no assurance exists that in the long run the Fund will attract sufficient investors to operate effectively, or that in the long run the Adviser and its parent will be able to operate profitably and to continue to subsidize Fund expenses if necessary.

                                   MANAGEMENT


THE ADVISER

StockJungle.com Investment Advisors, Inc. has been retained under an Investment Advisory Agreement with the Trust to serve as the investment adviser to the Fund, subject to the authority of the Board of Trustees. The Adviser is a privately-held investment advisory and money management company, organized in November 1999 and registered as an investment adviser with the Securities and Exchange Commission. The Adviser's principal office is located at 5750 Wilshire Boulevard, Suite 560, Los Angeles, California 90036. The Adviser can also be contacted by telephone at 1-866-586-4538.

The Adviser provides the Fund with investment advice, supervises the Fund's management and investment programs, and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Fund. For its services, the Fund pays the Adviser a monthly management fee based upon its average daily net assets at the annual rate of 1.00%.



PORTFOLIO MANAGER




The Fund is managed by Akber Zaidi, who joined the Adviser in October 1999. From July 1997 to October 1999, he was the stock portfolio manager for Island View Funds LLC, a hedge fund, where his responsibilities included daily portfolio management and the creation of process-driven strategies. From July 1995 to July 1997, Mr. Zaidi was a commodity trading adviser for ANZ Capital Management, where he developed trading systems and models using fundamental and technical analysis, and an independent commodity trading adviser. Mr. Zaidi received his undergraduate degree in Operations Research and Industrial Engineering and an M.B.A. in Finance from Cornell University.




                             SHAREHOLDER INFORMATION

HOW TO BUY SHARES

You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund is not required to issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

You may also buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next share price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The

Adviser may pay the broker (or agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

BY CHECK

If you are making an initial investment in the Fund, simply complete the Account Application included with this Prospectus and mail or overnight delivery (such as FedEx) it with a check (made payable to the StockJungle.com Community Intelligence Fund) to:

     StockJungle.com Community Intelligence Fund
     c/o Unified Fund Services, Inc.
     431 North Pennsylvania Street
     Indianapolis, IN 46204-1806

If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to the Fund in the envelope provided with your statement or to the address noted above. Your account number should be written on the check.

BY WIRE

If you are making an initial investment in the Fund through the Transfer Agent, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. You may also fax the Account Application to the Transfer Agent at 1-317-266-8756. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once you have faxed your new Account Application, you may instruct your bank to send the wire. Your bank must include both the name of the Fund and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

     Fifth Third Bank
     ABA Routing #042000314
     StockJungle.comAccount #992-02883
     ffc: shareholder name and account number

If you are making a subsequent purchase, your bank should wire funds as indicated above. IT IS ESSENTIAL THAT YOUR BANK INCLUDE COMPLETE INFORMATION ABOUT YOUR ACCOUNT IN ALL WIRE INSTRUCTIONS. If you have questions about how to invest by wire, you may call the Transfer Agent at 1-877-884-3147. Your bank may charge you a fee for sending a wire to the Fund.

AUTOMATIC INVESTMENT PLAN

For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

RETIREMENT PLANS

The Fund offers individual retirement account ("IRA") plans. You may obtain information about opening an IRA account by calling 1-877-884-3147. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the New York Stock Exchange ("NYSE") is open for business either directly to the Fund or through your investment representative, who may charge a fee for such services. You may pay a 1.00% redemption fee if you are redeeming shares that you purchased in the past ninety days. This fee is paid to the Fund. The Fund imposes this redemption fee in order to reduce the transactions costs and tax effects of a short-term investment in the Fund on the Fund's other shareholders.

You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. Certain redemptions require a signature guarantee. Call the Transfer Agent for details. You should send your redemption request to:

     StockJungle.com Community Intelligence Fund
     c/o Unified Fund Services, Inc.
     431 North Pennsylvania Street
     Indianapolis, IN 46204-1806

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form. For example, your redemption may be delayed if you do not sign your written request. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

Although there is no minimum account size, the Fund in its sole discretion may redeem the shares in your account if the value of your account is less than $500. This does not apply to retirement plan accounts. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. The Fund does not expect to do this except in unusual circumstances.

TELEPHONE ORDERS

If you complete the Order by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at 1-877-884-3147 before the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. An order confirmation will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, funds will automatically be deducted from or deposited to the bank account you designated on your Account Application on the second business day via Automated Clearing House (ACH). If you have a retirement account, you may not redeem shares by telephone.

When you establish telephone privileges, you are authorizing the Fund and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Funds will be deposited to or transferred from the bank account you have designated on your Account Application.

Before acting upon an instruction received by telephone, the Fund and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone order that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request.

You may request telephone privileges after your account is opened by calling the Transfer Agent at 1-877-884-3147 for instructions. You may have difficulties in placing a telephone order during periods of abnormal market activity. If this occurs, you may place your order in writing. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

CONFIRMATION OF TRANSACTIONS AND REPORTING OF OTHER INFORMATION VIA ELECTRONIC DELIVERY

The Fund provides electronically delivered confirmations of all of your purchases or redemptions of Fund shares. In addition, you will receive electronically delivered account statements on a quarterly basis from the Fund. You will also receive various IRS forms via regular mail after the first of each year detailing important tax information and the Fund will supply electronically delivered annual and semi-annual reports that list securities held by the Fund and include its then current financial statements.

The Fund has been designed and created for investment by on-line investors. In order to keep cost to a minimum, shareholders in the Fund are requested to consent to the acceptance of all information about the Fund through access to the StockJungle.com website and electronic delivery. By investing in the Fund, shareholders consent to such delivery. Such shareholder information may, from time to time, include prospectuses, statements of additional information, proxy statements, financial reports, confirmations and financial statements. However, a shareholder may revoke this consent by written notice to the Fund (at the address on the last page of this Prospectus) and the Fund will deliver paper-based documents upon request by shareholders and reserves the right to deliver paper-based documents at no cost to the investor.

                             PRICING OF FUND SHARES

The price of the Fund's shares is based on the Fund's net asset value. This is calculated by dividing the market price, or if unavailable, fair value, of the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

The net asset values of the Fund's shares are determined as of the close of the regular daily trading session on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).



                           DIVIDENDS AND DISTRIBUTIONS

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically after year end. The Fund will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

All distributions by the Fund will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment for the distribution.

                                   TAX STATUS


Distributions to shareholders by the Fund, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax at varying rates depending on whether such distributions are treated as ordinary income or capital gains distributions.

Any redemption of Fund shares is a taxable event that may result in a capital gain or loss. Before investing in the Fund, you should consult your tax adviser regarding the consequences of your local and state tax laws.


                           SHAREHOLDER SERVICING PLAN

Each Fund has adopted a shareholder services plan. This plan allows each Fund to pay shareholder servicing fees for services provided to shareholders. The plan provides for the payment of a shareholder servicing fee at the annual rate of 0.25% of the Funds' average daily net assets which are provided by the Adviser and by securities broker-dealers and other securities professionals. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of share charges.



                              FINANCIAL HIGHLIGHTS


This table shows the Fund's financial performance for the period shown. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during the period, assuming you had reinvested all dividends and distributions. This information has been audited by Arthur Andersen LLP, independent accountants. Their report and the Fund's financial statements are included in the Annual Report, which is available upon request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD
FOR THE PERIOD ENDED SEPTEMBER 30, 2000*


Net asset value, beginning of period ............................    $ 10.00
                                                                     -------
Income from investment operations:
   Net investment income (loss) .................................      (0.00)

   Net realized and unrealized gain (loss) on investments .......       5.41
                                                                     -------
Total from investment operations ................................       5.41
                                                                     -------
Net asset value, end of period ..................................    $ 15.41
                                                                     =======
Total return ....................................................      54.10%++

Ratios/supplemental data:
Net assets, end of period (millions) ............................    $   7.4

Ratio of expenses to average net assets .........................       0.99%+

Ratio of net investment income (loss) to average net assets .....      (0.06%)+

Portfolio turnover rate .........................................     217.59%++

----------
*  Commenced operations on November 17, 1999.
+  Annualized.
++ Not annualized.

                              FOR MORE INFORMATION

                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND
                    A SERIES OF TRUST FOR INVESTMENT MANAGERS

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports too shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains additional information about the Fund and is incorporated by reference into this Prospectus.

The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. You may call the Fund toll-free at 1-877-884-3147 to request the SAI, the Fund's annual report, the Fund's semi-annual report, other information about the Funds, or make shareholder inquiries. The SAI is available, and the annual and semi-annual report will be made available, without charge on the Internet website at http://www.stockjungle.com.

You can also contact the Fund by writing to:

                           Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, IN 46204-1806
                            Telephone: 1-877-884-3147

You can review and copy information, including the Fund's reports and SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Funds are also available:

* Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or

* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

* For a fee, by electronic request at the following e-mail address:publicinfo@sec.gov.

                                             (The Trust's SEC Investment Company
                                                   Act file number is 811-09393)

                 STOCKJUNGLE.COM(1) COMMUNITY INTELLIGENCE FUND
                    A SERIES OF TRUST FOR INVESTMENT MANAGERS


                       STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 29, 2001

This Statement of Additional Information ("SAI") is not a prospectus, and should be read in conjunction with the Prospectus dated January 29, 2001, as may be amended from time to time, for the StockJungle.com Community Intelligence Fund (the "Fund"), a series of Trust for Investment Managers (the "Trust" or "TIM"). StockJungle.com Investment Advisors, Inc. (the "Adviser") is the investment adviser to the Fund. The Prospectus may be obtained at http://stockjungle.com or by calling the Funds at 1-877-884-3147.


                                                                            Page
                                                                            ----
The Trust
Investment Objective and Policies
Investment Restrictions
Trustees and Executive Officers
Investment Advisery and Other Services
Shareholder Services Plan
Portfolio Transactions and Allocation of Brokerage
Portfolio Turnover
Additional Purchase and Redemption Information
Determination of Share Price
Distributions and Tax Information
Performance Information
Financial Statements
Appendix

----------
(1) "StockJungle.com" is a trademark and the exclusive property of StockJungle.com, Inc., the parent to the Adviser. StockJungle.com, Inc. is an Internet-based company which offers a wide array of web-based services and information to visitors to the StockJungle.com website.

                                    THE TRUST

     The Trust an open-end management investment company organized as a Delaware business trust on April 27, 1999. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Fund.

     The Trust is registered with the Securities and Exchange Commission (the "SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.


     On November 7, 2000, the Fund commenced operations as the successor to the Community Intelligence Fund series of StockJungle.com Trust, a registered investment company for which the Adviser served as investment adviser and which had the same investment objective, policies and strategies as the Fund.


INVESTMENT OBJECTIVE AND POLICIES


     The Fund's investment objective is to seek to provide investors with long-term capital appreciation. The discussion below supplements the information contained in the Prospectus with respect to the investment policies and primary risks of the Fund. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund can give no any assurance that its investment objective will be achieved. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Trustees.


     MUTUAL FUNDS AS PART OF AN INVESTMENT PROGRAM. The loss of money is a risk of investing in the Fund. The Fund is not intended to constitute a balanced or complete investment program and the net asset value of the Fund's shares will fluctuate based on the value of the securities held by the Fund. The Fund is subject to the general risks and considerations associated with equity investing as well as additional risks and restrictions discussed herein.

     MARKET RISK OF EQUITY INVESTING. An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the general condition of the stock market may deteriorate. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value according to various unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction and global or regional political, economic and banking crises. A decline in the general market value of the equity securities held by the Fund may result in an adverse effect on the value of your investment. There can be no assurances that the Fund will be able to absorb (without significant loss of a portion of your investment) the potentially negative effects of such market decline.

     EQUITY SECURITIES. To achieve its investment objective, the Fund invests primarily in common stocks, but may also invest in preferred stock and convertible preferred stock. Common stock represents the residual ownership interest in an issuer and is entitled to the income and increase in the value of the assets and business of the entity after all of an issuer's other obligations are satisfied. Preferred stock has a priority over common stock in liquidation (and generally dividends as well) but is subordinate to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of the conversion value. A convertible security is a fixed income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in an issuer's capital structure, but are usually subordinated to similar non-convertible securities (e.g. preferred).


     EQUITY DERIVATE INSTRUMENTS. The Fund may invest from time to time in Standard and Poor's Depositary Receipts ("SPDR's"), interests in DIAMONDS Trust, Series 1 ("Diamonds"), and NASDAQ-100 Shares ("QQQ's"), each of which is an equity derivative instrument.

     SPDR's trade on the American Stock Exchange at approximately one-tenth of the value of the S&P 500 Index. Diamonds trade on the American Stock Exchange at approximately one-one hundreth of the value of the Dow Jones Industrial Average. QQQ's trade on the American Stock Exchange at approximately one-twentieth of the value of the NASDAQ-100 Index. Because each of these derivative instruments replicate the particular stock index to which they are related, any price movement away from the value of the underlying stocks is generally quickly eliminated by professional traders. Thus, the Adviser believes that the movement of the share prices of each of these derivative instruments should closely track the movement of the particular stock index to which it is related.

     The administrator of the SPDR, Diamond and QQQ programs is the American Stock Exchange, and in each case it receives a fee to cover its costs of about 0.18% per year. This feed is deducted from the dividends paid to the investor in the instrument. Investors in the Fund will incur not only the operational costs of the Fund, but will also indirectly incur the expenses deducted by the administrator of these programs.


     SECURITIES LENDING. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to the Fund engaged in securities lending if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.

     SHORT-TERM INVESTMENTS. While seeking desirable equity investments whose price history and expected performance lend themselves to the Adviser's method for investment or for liquidity or temporary defensive purposes, the Fund may invest in money market funds, money market instruments and equity derivatives (described above).

     The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     Domestic banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

     As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.

     GOVERNMENT OBLIGATIONS. The Fund may invest in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

     Certain of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     SHORT SALES. The Fund is authorized to make short sales of securities. In a short sale, the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

     Short sales by the Fund create opportunities to increase the Fund'sreturn but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     ILLIQUID SECURITIES. The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid. The Adviser will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of the Fund's portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

     The Board has delegated to the Adviser, pursuant to Board-approved guidelines, the function of making day-to-day determinations of whether securities are liquid. The Adviser, in implementing this delegated function, takes into account a number of factors in determining liquidity, including but not limited to: (1) how frequently the security is traded; (2) the number of dealers that make quotes for the security; (3) the number of dealers that make a market in the security; (4) the number of other potential purchasers; (5) the nature of the security; and (6) how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on these securities to the Board.


     FOREIGN SECURITIES. The Fund may invest up to 15% of its total assets in securities of foreign issuers that are not publicly traded in the United States, including securities from emerging markets. The Fund may also invest in American Depositary Receipts (ADRs").


     AMERICAN DEPOSITARY RECEIPTS. The Fund may, from time to time, invest in the securities of foreign issuers, which securities include American Depositary Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. For purposes of the Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR evidencing ownership of common stock will be treated as common stock.

     RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

     POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

     CURRENCY FLUCTUATIONS. The Fund will invest in foreign securities, often denominated in foreign currencies, and ADRs, which may be denominated in U.S. dollars but the underlying securities of which will often be denominated in foreign securities. The value of the securities denominated in foreign securities will be affected by changes in currency exchange rates and exchange control regulations, and, for foreign securities directly held by the Fund, costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange among the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Adviser's ability to predict movements in exchange rates.

     Some countries in which the Fund may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund. Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. With respect to the Fund's investments directly in foreign securities, certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

     EURO CONVERSION. Several European countries adopted a single uniform currency known as the "euro," effective January 1, 1999. The euro conversion, which has been and will continue to take place over a several-year period, could have potential adverse effects on the Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Fund's operations. The Fund and the Adviser are working with providers of services to the Fund in the areas of clearance and settlement of trade to avoid any material impact on the Fund due to the euro conversion; there can be no assurance, however, that the steps taken will be sufficient to avoid any adverse impact on the Fund.

     MARKET CHARACTERISTICS. The Adviser expects that many foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing, they usually have substantially less volume than U.S. markets, and the Fund's foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

     LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     TAXES. The interest and dividends payable on some of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

     COSTS. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

     EMERGING MARKETS. Some of the securities in which a Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict a Fund's investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.


     REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by the Fund of the securities with the condition that after a stated period of time the original seller will buy back the same securities at a predetermined price or yield. The Fund's Custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the Fund's collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

     SECURITIES LOANS. The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities.

                             INVESTMENT RESTRICTIONS

     In addition to the investment objectives and policies set forth in the Prospectus and in this SAI, the Fund is subject to certain fundamental and non-fundamental investment restrictions, as set forth below. Fundamental investment restrictions may not be changed without the vote of a majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). Non-fundamental investment restrictions of the Fund may be changed by the Board of Trustees.

     The Fund's investment objective as set forth in the "Risk/Return Summary" portion of the Prospectus, is a fundamental policy. As additional fundamental investment restrictions, the Fund will not:

     1. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if, as a result, as to 75% of its total assets, more than 5% of its net assets would be invested in the securities of one issuer or the Fund would hold more than 10% of the outstanding voting securities of any one issuer.

     2. Issue any senior securities, as defined in the 1940 Act, except as set forth in restriction number 3 below.

     3. Borrow amounts in excess of 10% of the cost or 10% of the market value of its total assets, whichever is less, and then only from a bank and as a temporary measure for extraordinary or emergency purposes. To secure any such borrowing, the Fund may pledge or hypothecate all or any portion of the value of its total assets.

     4. Act as an underwriter of securities of other issuers, except insofar as the Trust may be technically deemed an underwriter under the federal securities laws in connection with the disposition of the Fund's portfolio securities.

     5. Purchase or sell real estate or commodities, including oil, gas or other mineral exploration or developmental programs or commodity futures contracts, except as set forth in the Prospectus. This restriction shall not preclude the Fund from investing in banks or other financial institutions that have real estate or that buy and sell real estate or from investing in the equity securities of companies who hold assets or do business in those sectors.

     6. Make loans, in the aggregate, exceeding 25% of the Fund's total assets or lend portfolio securities to broker-dealers if the loans are not fully collateralized or write call options on securities which are not fully covered.

     7. Invest in other registered investment companies, except as permitted by the 1940 Act.

     8. Purchase from or sell to any officer or trustee of the Trust or its Adviser any securities other than the shares of the Fund.

     9. Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in a particular industry. This limitation shall not apply to securities issued or guaranteed by the U.S. Government.

     The Fund is subject to the following restrictions that are not fundamental and may therefore be changed by the Board of Trustees without shareholder approval. The Fund will not:

     1. Acquire securities for the purpose of exercising control over management.

     2. Invest more than 15% of its net assets in illiquid securities.

     Except with respect to borrowing, unless otherwise indicated, percentage limitations included in the restrictions apply at the time the Fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

                         TRUSTEES AND EXECUTIVE OFFICERS

     The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, ages and principal occupations for the past five years are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, ages and principal occupations for the past five years are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

George J. Rebhan (66) Trustee

     1920 Mission St., South Pasadena, CA 91030. Retired. Formerly President, Hotchkis and Wiley Funds (mutual funds), 1985-93.

Ashley T. Rabun (48) Trustee

     2161 India St., San Diego, CA 92101. Founder and Chief Executive Officer, InvestorReach, Inc., (financial services marketing and distribution consulting). Formerly Partner and Director, Nicholas-Applegate Capital Management, 1992-96 (investment management).

James Clayburn LaForce (73) Trustee

     Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.

Robert H. Wadsworth* (61) Trustee and President

     4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. President, Robert H. Wadsworth & Associates, Inc., Investment Company Administration, LLC and First Fund Distributors, Inc.; Vice President, Professionally Managed Portfolios and Advisors Series Trust; President, Guiness Flight Investment Funds, Inc.; Director, Germany Fund, Inc., New Germany Fund, Inc., Central European Equity Fund, Inc. and Deutsche Funds, Inc.

Thomas W. Marschel* (30) Treasurer

     4455 E. Camelback Rd., Suite 261-E, Phoenix, AX 85018. Vice President, Investment Company Administration, LLC; Vice President, Advisors Series Trust; Assistant Vice President, Investment Company Administration, LLC from October 1995 to January 2000.

Chris O. Moser* (51) Secretary

     4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Employed by Investment Company Administration, LLC (since July 1996); Secretary, Advisors Series Trust; Formerly employed by Bank One, N.A. (From August 1995 until July
1996).

----------
* Indicates an "interested person" of the Trust as defined in the 1940 Act.


     Set forth below is the total compensation received by the following Trustees from all portfolios of the Trust for the calendar year ended December 31, 2000. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $5,000 plus $1,500 for each meeting attended and are reimbursed for expenses. No other compensation or retirement benefits were received by any Trustee or officer from the portfolios of the Trust.

         Name of Trustee            Total Annual Compensation
         ---------------            -------------------------
         George J. Rebhan                   $8,875
         Ashley T. Rabun                    $8,875
         James Clayburn LaForce             $8,125


     As of the date of this SAI, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER

     The investment adviser for the Fund is StockJungle.com Investment Advisors, Inc., a Delaware corporation organized on November 3, 1998. The Adviser was organized to act as investment adviser to the Fund. The Adviser acts as the investment adviser to the Fund under an Investment Advisory Agreement which has been approved by the Board of Trustees (including a majority of the Trustees who are not parties to the agreement, or interested persons of any such party). After the Agreement's initial two-year period, it must be re-approved annually by the Board of Trustees. The address of the Adviser is 5750 Wilshire Boulevard, Suite 560, Los Angeles, California 90036. The Adviser can also be contacted by telephone at 1-866-586-4538.

     The common stock of the Adviser is wholly-owned and controlled by StockJungle.com, Inc., a Delaware corporation controlled by Michael Witz and Julian Smerkovitz. StockJungle.com, Inc. is the sponsor of the StockJungle.com website located at http://www.stockjungle.com upon which that company offers a wide variety of products and services intended for use by investors with access to the Internet. Additional information regarding these products and services is available on the website.

     The Investment Advisory Agreement will terminate automatically in the event of its assignment. In addition, The Agreement is terminable at any time, without penalty, by the Board of Trustees of the Trust or by vote of a majority of the Trust's outstanding voting securities (as defined in the 1940 Act) on not more than 60 days' written notice to the Adviser, and by the Adviser on 60 days' written notice to the Trust. Unless sooner terminated, the Agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Trustees or by a vote of a majority of the Trust's outstanding voting securities (as defined in the 1940 Act), provided that, in either event, such continuance is also approved by a vote of a majority of the Trustees who are not parties to such agreement, or interested persons of such parties (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval.

     Under the Investment Advisory Agreement, the Adviser provides the Fund with advice and assistance in the selection and disposition of the Fund's investments. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers of the Trust and/or the Fund.

     The Investment Advisory Agreement provides that the Adviser will not be liable to the Trust or its shareholders for its acts or omissions in the course of its services thereunder, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations ("disabling conduct"). The Agreement also provides that each party will indemnify the other against liabilities arising out of its performance under the Agreement, except for a party's disabling conduct.

     The Adviser has entered into a non-exclusive License Agreement with the Trust which permits the Trust to use the name "StockJungle.com." The Adviser has the right to require that the Trust stop using the name at such time as the Adviser is no longer employed as investment manager to the Fund.


     Prior to November 7, 2000, the Fund paid the Adviser an annual fee equal to 1% of the Fund's average daily net assets, and the Adviser was responsible for and paid all expenses of the Fund other than brokerage commissions and extraordinary expenses. Following that date, the Adviser has received a traditional annual investment management fee equal to 1% of the Fund's average daily net assets in exchange for investment management services, and the Fund has been responsible for its own expenses.

     For the period from the commencement of operations of the predecessor corresponding series of the StockJungle.com Trust funds on November 17, 1999 through September 30, 2000, the Fund paid the Adviser $25,518 for investment management services. During this period, the Adviser was responsible for the payment of all other expenses of the Fund (other than brokerage fees and extraordinary expenses), which were $132,405.


THE ADMINISTRATOR

     The Fund has an Administration Agreement with Investment Company Administration, L.L.C. (the "Administrator"), a corporation owned and controlled in part by Mr. Wadsworth with offices at 2020 E. Financial Way, Suite 100, Glendora, California 91741. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required notice filings necessary to maintain the Fund's ability to sell shares in all states where it currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, the Administrator receives a monthly fee at the following annual rate, subject to a minimum annual fee of $30,000:


Average Net Assets            Fee or Fee Rate
------------------            ---------------
Less than $50 million         0.20% of average daily net assets
$50 to $100 million           0.15% of average daily net assets
$100 to $150 million          0.10% of average daily net assets
Over $150 million             0.05%

     Administrative services were provided to Fund by Integrated Fund Services, Inc. ("IFS") from the commencement of operations through July 17, 2000, and by the Administrator thereafter. The Adviser was responsible for payment of all administrative expenses of the Fund, which were $24,000 for the period November 17, 1999 through September 30, 2000.


THE DISTRIBUTOR

     First Fund Distributors, Inc. (the "Distributor"), a corporation partially owned by Mr. Wadsworth, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. After its initial two year term, the Distribution Agreement between the Fund and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

     Distribution services were provided to the Fund by IFS Fund Distributors, Inc. ("IFS") from the commencement of operations through July 17, 2000, and by the Distributor thereafter.



                            SHAREHOLDER SERVICES PLAN

     The Trust, on behalf of the Fund, has adopted a Shareholder Services Plan that permits the Fund to pay shareholder servicing fees. The Plan provides that the Fund will pay a fee to the Adviser for shareholder servicing at an annual rate of 0.25% of the Fund's average daily net assets. The Plan provides for the compensation to the Adviser as Shareholder Servicing Coordinator regardless of the Fund's shareholder servicing expenses. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     The Fund's assets are invested by the Adviser in a manner consistent with its investment objective, policies, and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.

     Transactions on U.S. stock exchanges and other agency transactions may involve the payment by the Adviser on behalf of the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     U.S. Government securities and other fixed income securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

     In placing orders for the purchase and sale of portfolio securities for the Fund, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in the securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

     When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account.

     The same security may be suitable for the Fund or other private accounts managed by the Adviser. If and when the Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and account. The simultaneous purchase or sale of the same securities by the Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.


     During the period November 17, 1999 (commencement of operations) through September 30, 2000, the Fund paid $13,905 in brokerage commissions with respect to portfolio transactions.

                               PORTFOLIO TURNOVER

     Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." For the period November 17, 1999 through September 30, 2000, the Fund had a portfolio turnover rate of 217.59%.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES

     The public offering price of Fund shares is the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

HOW TO SELL SHARES

     You can sell your Fund shares any day the NYSE is open for regular trading. The Fund may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

     SIGNATURE GUARANTEES. If you sell shares having a net asset value of $10,000 a signature guarantee is required. Certain other transactions, including redemptions, also require a signature guarantee. Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

     DELIVERY OF REDEMPTION PROCEEDS. Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

     The value of shares on redemption or repurchase may be more or less than your cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

     TELEPHONE REDEMPTIONS. Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

     REDEMPTIONS-IN-KIND. The Trust has filed an election under SEC pursuant to Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the Rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). The Fund reserves the right to pay the redemption price of its shares in excess of the amounts specified by the Rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

     AUTOMATIC INVESTMENT PLAN. As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

     The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

     Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board.

     The Fund's securities, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

     Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

     Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

     All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.


                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

     Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.


     The Fund derives capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders.


TAX INFORMATION

     The Fund intends to continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. It is the Fund's policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that it will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.


     In order to qualify as a regulated investment company, the Fund must, among other things, annually (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or other income derived with respect to its business of investing in stocks and securities, and (2) diversify holdings so that at the end of each quarter of its taxable years (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, the Fund must distribute annually at least (1) 90% of "investment company taxable income" (as that term is defined in the Code), and (2) 90% of the excess of (i) tax exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable years. The Fund intends to make sufficient distributions to shareholders to meet these requirements.


     The Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. The deduction, if any, may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

     Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. If a shareholder sells shares of the Fund within 6 months after the shares have been purchased by such a shareholder, any losses realized by the shareholder on such a sale will be treated as long-term capital losses to the extent that the shareholder has received a long-term capital gain dividend distribution with respect to its shares of the Fund. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

     Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the current maximum federal tax rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

     The Fund will not be subject to corporate income tax in the State of Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

     In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax adviser to determine the application of the tax law and practice in his or her own particular circumstances.

                             PERFORMANCE INFORMATION

     Total return quoted in advertising and sales literature reflects all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value during the period.

     The Fund's total return must be displayed in any advertisement containing the Fund's yield. Total return is the average annual total return for the 1-, 5- and 10-year period ended on the date of the most recent balance sheet included in the SAI, computed by finding the average annual compounded rates of return over 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                        n
                                  P(1+T)  = ERV

Where:  P    =  a hypothetical initial purchase order of $1,000
        T    =  average annual total return
        n    =  number of years
        ERV  =  ending redeemable value of the hypothetical $1,000 purchase at the end of the period


     The Fund's total return for the period November 17, 1999 (commencement of operations) through September 30, 2000 was 54.10%.


     Average annual total return is calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period and then calculating the annual compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

     In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Performance information may be quoted numerically or in a table, graph, or similar illustration.

     The Fund's performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indexes of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Company Institute; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also each utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

     The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

     Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

     CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

     Independent publications may also evaluate the Fund's performance. The Fund may from time to time refer to results published in various periodicals, including BARRON'S, FINANCIAL WORLD, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEy, U.S. NEWS AND WORLD REPORT and THE WALL STREET JOURNAL.

                               GENERAL INFORMATION

     Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

     Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, Custodian of the securities and other assets of the Fund. Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 42604, acts as the Fund's transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund.

     Arthur Andersen LLP, 720 East Pete Rose Way, Suite 400, Cincinnati, OH 45202, are the independent auditors for the Fund.

     Paul, Hastings, Janofsky & Walker LLP, 155 South Flower Street, Los Angeles, California 90071-2371, are legal counsel to the Fund. Such counsel also represented Stockjungle.com Trust, a registered investment company of which the predecessor to the Fund was a series. The Adviser paid all expenses of such registered investment company, including legal expenses, and in that connection such counsel accepted warrants to purchase a total of ___ shares of StockJungle.com, Inc. the parent of the Advisor, in payment of a portion of the legal fees of StockJungle.com Trust totalling $_________.

     As of January 5, 2001, the following owned of record or beneficially or of record more than 5% of the Fund's outstanding voting securities.

Jam Parr, San Juan Capistrano, CA 92675 - 11.42%
Raymond F. Stockhausen, IRA Account, Jupiter, FL 33477 - 7.37%


     The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

     Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

     The Boards of the Trust, the Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

                              FINANCIAL STATEMENTS


     The Fund's annual report to shareholders for its fiscal year ended September 30, 2000 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated by reference in this SAI.


                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

     Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                          TRUST FOR INVESTMENT MANAGERS
                                     PART C

ITEM 23. EXHIBITS.

     (1)  Agreement and Declaration of Trust (1)
     (2)  By-Laws (1)
     (3)  Specimen Share Certificate (2)
     (4)  Form of Investment Advisory Agreement (2)
     (5)  Form of Distribution Agreement (2)
     (6)  Not applicable
     (7)  Form of Custodian Agreement (2)
     (8)  (a)  Form of Administration Agreement (2)
          (b)  Form of Fund Accounting Service Agreement (2)
          (c)  Form of Transfer Agency and Service Agreement (2)
          (d)  Form of Expense Reimbursement Agreement (2)
     (9)  Opinion of Counsel (4)
     (10) Consent of Auditors
     (11) Not applicable
     (12) Not applicable
     (13) Not applicable
     (14) Not applicable
     (15) Not applicable
     (16) (a)  Code of Ethics-Trust for Investment Managers (3)
          (b)  Code of Ethics-First Funds Distributors (3)
          (c)  StockJungle.com Investment Advisors (4)

----------
(1) Incorporated by reference from Registrant's initial Registration Statement on Form N-1A (File No. 333-80993) filed on June 18, 1999.
(2) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-80993) filed on September 17, 1999.
(3) Incorporated by reference from Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 333-80993) filed on July 14, 2000.
(4) Incorporated by reference from Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 333-80993) filed on August 4, 2000.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION

     Article VI of Registrant's By-Laws states as follows:

     SECTION 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     SECTION 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

     (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

     (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

     (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     SECTION 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     SECTION 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

     (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     SECTION 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     SECTION 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

     (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

     (b)  A written opinion by an independent legal counsel.

     SECTION 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     SECTION 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     SECTION 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

     (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     SECTION 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     SECTION 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV, as amended, File No. 801-56521.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

     Advisors Series Trust
     Brandes Investment Trust
     Fleming Mutual Fund Group, Inc.
     Fremont Mutual Funds, Inc.
     Jurika & Voyles Fund Group
     Kayne Anderson Mutual Funds
     Masters' Select Funds Trust
     PIC Investment Trust
     Purisima Funds Trust
     Rainier Investment Management Mutual Funds
     RNC Mutual Fund Group, Inc.
     Investors Research Fund, Inc.
     Harding, Loevner Funds, Inc.
     Investec Funds
     The Dessauer Global Equity Fund
     Professionally Managed Portfolios
     TIFF Investment Program, Inc.
     SAMCO Funds, Inc.
     FFTW Funds, Inc.
     TT International U.S.A. Master Trust
     Builders Fixed Income Fund, Inc.

Gilford Securities, 850 Third Avenue, New York, NY 10022, an affiliate of Oakwood Capital Management LLC, acts as Distributor of the Gilford Oakwood Equity Fund. The President and Chief Financial Officer of Gilford Securities is Ralph Worthington IV. Gilford Securites does not act as principal underwriter for any other investment companies.

     (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                                    Position and Offices           Position and
Name and Principal                  with Principal                 Offices with
Business Address                    Underwriter                    Registrant
------------------                  ---------------                -----------
Robert H. Wadsworth                 President and                  Trustee
4455 E. Camelback Road              Treasurer
Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl                     Vice President                 None
2020 E. Financial Way
Glendora, CA 91741

Steven J. Paggioli                  Vice President and             None
915 Broadway                        Secretary
New York, New York 10010

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii), (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by the Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 2020 E. Financial Way, Suite 100, Glendora, CA 91741.

ITEM 29. MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

     The registrant undertakes:

     (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant represents that this amendment meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Phoenix in the State of Arizona on January 26, 2001.


                                        TRUST FOR INVESTMENT MANAGERS


                                        By /s/ Robert H. Wadsworth
                                           -------------------------------------
                                           Robert H. Wadsworth
                                           President


Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Robert H. Wadsworth                 Trustee                 January 26, 2001
------------------------------
Robert H. Wadsworth


/s/ Thomas W. Marschel                  Principal               January 26, 2001
------------------------------          Financial
Thomas W. Marschel                      Officer


George J. Rebhan*                       Trustee                 January 26, 2001
------------------------------
George T. Rebhan


Ashley T. Rabun*                        Trustee                 January 26, 2001
------------------------------
Ashley T. Rabun


James Clayburn Laforce*                 Trustee                 January 26, 2001
------------------------------
James Clayburn LaForce


* By: /s/ Robert H. Wadsworth
      ------------------------------
      Robert H. Wadsworth, Attorney-in-Fact under powers of
      attorney as filed with Post-Effective Amendment No. 1 to the Registration Statement filed on October 13, 1999

                                    EXHIBITS


Exhibit No.         Description
-----------         -----------
99B.10              Consent of Auditors